UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TAX-EXEMPT INTERMEDIATE-TERM FUND - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2009

[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

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       SEMIANNUAL REPORT
       USAA TAX EXEMPT
       INTERMEDIATE-TERM FUND
       SEPTEMBER 30, 2009

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

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

   Portfolio of Investments                                                   15

   Notes to Portfolio of Investments                                          35

   Financial Statements                                                       37

   Notes to Financial Statements                                              40

EXPENSE EXAMPLE                                                               50

ADVISORY AGREEMENT                                                            52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"WHEN SELECTING A SPECIFIC SECURITY, WE
STRIVE TO FIND A GOLDEN MEAN BETWEEN THE         [PHOTO OF CHRISTOPHER W. CLAUS]
LEVEL OF INCOME, THE CREDIT RISK OF THE ISSUER,
AND THE PRICE VOLATILITY OF THE BOND."

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OCTOBER 2009

The reversal in investor sentiment -- from the extreme pessimism of late 2008 to the optimism of 2009 -- has been remarkable.

During 2008, the municipal bond market suffered one of its worst selloffs in history. "Credit spreads," the risk premium between the yield of an investment-grade tax-exempt bond and a comparable U.S. Treasury, widened dramatically amid poor liquidity conditions and distressed selling. Economic conditions deteriorated and unemployment increased. Accordingly, tax revenues declined; however, most municipalities had the political will to address their budgetary challenges and protect their credit standing.

Investors rediscovered the value of municipal securities -- attractive after-tax yields -- beginning in January 2009. The result was strong demand: prices rebounded and yields dropped as credit spreads contracted toward historical norms. (A bond's yield moves in the opposite direction of its price.)

Yields on tax-exempt money markets also declined as the Federal Reserve (the
Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. I expect Fed governors to keep rates at these levels until they see evidence of a sustained economic recovery. Consequently, money market yields are unlikely to increase until at least the second half of next year.

At the time of this writing, the economy appears to have stabilized. Housing prices and manufacturing have both shown signs of improvement.

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2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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Corporate earnings have generally exceeded expectations, but much of the earnings were achieved by cost cutting and inventory reduction. For an economic recovery to take hold, companies must see top line revenue growth, and that depends on the consumer. Unfortunately, the unemployment rate appears to be weighing down consumer confidence. As a result, I expect the economy to experience an extended period of slow growth before it regains its full health.

In the meantime, the after-tax yields on municipal bonds remain attractive. Their tax-exempt status may become even more appealing if the federal and state governments raise taxes.

At USAA, we remain confident in our approach to managing your municipal bond and money market investments. Our primary objective is to distribute a high level of tax-free interest without undue risk of principal. When selecting a specific security, we strive to find a golden mean between the level of income, the credit risk of the issuer, and the price volatility of the bond. Our portfolio managers are supported by a fixed-income research team of experienced analysts. As always, we continue to avoid bonds that are subject to the alternative minimum tax for individuals.

During this uncertain period, like in any other, we encourage our members to be diversified. You also should have an investment plan that meets your individual goals, risk tolerance, and time horizon. Municipal bond prices may have risen, but it is important to remember that the driver of long-term fixed-income performance is the compounding interest of the bonds we hold.

Thank you for your trust in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Diversification does not guarantee a profit or prevent a loss.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF CLIFF GLADSON]                                [PHOTO OF REGINA SHAFER]

   CLIFF GLADSON, CFA                                      REGINA SHAFER, CFA
   USAA Investment                                         USAA Investment
   Management Company                                      Management Company
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o  HOW DID THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND) PERFORM FROM
   APRIL 1, 2009, TO SEPTEMBER 30, 2009?

   The Fund provided a total return of 12.02% versus an average return of 7.75% for the 161 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to returns of 7.82% for the Lipper Intermediate Municipal Debt Funds Index and 9.38% for the Barclays Capital Municipal Bond Index*. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.53%, compared to the Lipper category average of 3.77%.

o  WHAT WERE THE MARKET CONDITIONS?

   The Federal Reserve (the Fed) held the federal funds target rate at a range between 0% and 0.25% throughout the reporting period. As the reporting period progressed, the economy showed signs of improvement in housing and manufacturing suggesting that the worst of the recession might be over.

   Refer to pages 12 and 13 for benchmark definitions.

   Past performance is no guarantee of future results.

   *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers Municipal Bond Index, now is called the Barclays Capital Municipal Bond Index.

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4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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   The tax-exempt bond market enjoyed a powerful rally. Strong demand from individual and institutional investors caused yields to decline and prices to increase. (Bond yields move in the opposite direction of prices.) Although 10-year Treasury yields rose, the yield on a 10-year AAA general obligation bond dropped from 3.16% on April 1, 2009, to 2.57% on September 30, 2009. At the end of the reporting period, the relationship between 10-year AAA tax-exempt bonds and Treasuries was closer to historical norms.

   Municipal credit quality remained remarkably stable as state and local governments continued to exercise fiscal restraint in response declining tax revenues.

o  WHAT STRATEGIES DID YOU EMPLOY?

   We were well positioned for the rally in the tax-exempt market. During the flight to safety in late 2008, we were selective in choosing issues, focusing only on those we considered creditworthy, including utilities, general obligation, and special tax bonds. We also locked in higher yields while interest rates were high and A- and BBB-rated investment grade municipal bonds were selling at a discount. These higher yielding bonds helped to enhance the Fund's returns.

   As of the date of this commentary, your portfolio continues to be widely diversified geographically and by economic sector among more than 300 issuers. We do not rely on credit agencies or bond insurers to do our credit work. Our experienced research team continues to analyze and monitor every bond in your Fund, selecting those with coupons and structures that can contribute to the Fund's dividend yield through an entire interest-rate cycle.

   To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax for individuals.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o  WHAT IS YOUR OUTLOOK?

   The performance of the municipal bond market -- and your Fund -- has been impressive during the last six months and we feel tax-exempt bonds continue to offer relatively attractive yields. In fact, if federal income tax rates rise, the tax-free income provided by your Fund should become even more valuable.

   Because we do not believe inflation is an immediate threat, we expect the Fed to keep rates between 0% and 0.25% until an economic recovery takes hold. Once rate increases begin, we believe they will be gradual. In the meantime, we plan to take advantage of opportunities to increase the Fund's tax-exempt dividend return, which is the largest contributor to its long-term total return (see page 10).

   Thank you for your continued confidence in us.

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6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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FUND RECOGNITION

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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                         OVERALL MORNINGSTAR RATING(TM)
           out of 231 municipal national intermediate-term bond funds for the period ended September 30, 2009:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                      * * *
                                out of 231 funds

                                     5-YEAR
                                     * * * *
                                out of 209 funds

                                     10-YEAR
                                     * * * *
                                out of 128 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7

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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 60 funds within the Lipper Intermediate Municipal Debt Funds category for the overall period ended September 30, 2009. The Fund received a Lipper Leader rating for Expense among 60, 55, and 37 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2009.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
(Ticker Symbol: USATX)

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                                             9/30/09                3/31/09
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Net Assets                              $2,765.6 Million        $2,419.3 Million
Net Asset Value Per Share                    $13.00                 $11.88

LAST 12 MONTHS
Tax-Exempt Dividends Per Share               $0.590                 $0.586
Capital Gain Distributions Per Share         $0.015                 $0.015
Dollar-Weighted Average
Portfolio Maturity                         9.6 Years              9.4 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

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SIX-MONTH TOTAL RETURN            30-DAY SEC YIELD*             EXPENSE RATIO(+)
--------------------------------------------------------------------------------

  3/31/09 TO 9/30/09                AS OF 9/30/09                     0.45%
       12.02%**                         3.99%

*Calculated as prescribed by the Securities and Exchange Commission.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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                                                        INVESTMENT OVERVIEW |  9

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2009

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------

10 Years             5.07%        =          4.80%          +         0.27%
5 Years              4.05%        =          4.48%          +        (0.43)%
1 Year              13.72%        =          5.44%          +         8.28%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2000-SEPTEMBER 30, 2009

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
                ------------       ---------------       ---------------------
9/30/2000           5.14%               5.61%                    -0.47%
9/30/2001           9.67%               5.57%                     4.10%
9/30/2002           7.13%               5.16%                     1.97%
9/30/2003           3.93%               4.82%                    -0.89%
9/30/2004           4.73%               4.51%                     0.22%
9/30/2005           3.33%               4.22%                    -0.89%
9/30/2006           4.37%               4.28%                     0.09%
9/30/2007           2.43%               4.21%                    -1.78%
9/30/2008          -2.92%               4.29%                    -7.21%
9/30/2009          13.72%               5.44%                     8.28%

                                   [END CHART]

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's dividend return for the periods ended 9/30/09, and assuming
marginal federal tax rates of:     25.00%        28.00%       33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD        DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years           4.80%            6.40%         6.67%        7.16%       7.38%
5 Years            4.48%            5.97%         6.22%        6.69%       6.89%
1 Year             5.44%            7.25%         7.56%        8.12%       8.37%

To match the Fund's closing 30-day SEC yield of 3.99% on 9/30/09,

A FULLY TAXABLE INVESTMENT MUST PAY: 5.32%        5.54%        5.96%       6.14%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

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Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. Based on 2008 tax rates.

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                                                       INVESTMENT OVERVIEW |  11

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    BARCLAYS CAPITAL           USAA TAX EXEMPT           LIPPER INTERMEDIATE
                  MUNICIPAL BOND INDEX     INTERMEDIATE-TERM FUND     MUNICIPAL DEBT FUNDS INDEX
                  --------------------     ----------------------     --------------------------
09/30/99              $10,000.00                 $10,000.00                  $10,000.00
10/31/99                9,891.66                   9,893.17                    9,929.90
11/30/99                9,996.87                   9,988.73                   10,014.11
12/31/99                9,922.34                   9,923.45                    9,968.82
01/31/00                9,879.13                   9,858.30                    9,924.95
02/29/00                9,993.95                   9,976.10                   10,001.37
03/31/00               10,212.30                  10,150.66                   10,144.60
04/30/00               10,151.97                  10,105.28                   10,101.73
05/31/00               10,099.16                  10,066.25                   10,059.82
06/30/00               10,366.77                  10,292.20                   10,267.37
07/31/00               10,511.02                  10,412.99                   10,383.95
08/31/00               10,673.01                  10,542.61                   10,512.97
09/30/00               10,617.48                  10,514.22                   10,481.95
10/31/00               10,733.34                  10,605.09                   10,569.30
11/30/00               10,814.54                  10,669.82                   10,619.57
12/31/00               11,081.75                  10,899.10                   10,833.44
01/31/01               11,191.55                  11,001.06                   10,958.43
02/28/01               11,227.04                  11,057.39                   10,993.96
03/31/01               11,327.65                  11,146.56                   11,078.12
04/30/01               11,204.91                  11,035.15                   10,978.45
05/31/01               11,325.57                  11,152.30                   11,091.16
06/30/01               11,401.34                  11,233.88                   11,160.12
07/31/01               11,570.22                  11,387.71                   11,294.60
08/31/01               11,760.81                  11,539.18                   11,465.26
09/30/01               11,721.36                  11,531.43                   11,449.72
10/31/01               11,861.01                  11,634.85                   11,559.43
11/30/01               11,761.02                  11,562.90                   11,439.20
12/31/01               11,649.76                  11,503.97                   11,353.20
01/31/02               11,851.83                  11,648.19                   11,518.01
02/28/02               11,994.61                  11,767.15                   11,647.19
03/31/02               11,759.56                  11,582.96                   11,435.35
04/30/02               11,989.40                  11,774.41                   11,657.90
05/31/02               12,062.25                  11,835.39                   11,720.79
06/30/02               12,189.80                  11,926.41                   11,840.15
07/31/02               12,346.57                  12,057.35                   11,977.32
08/31/02               12,494.99                  12,155.00                   12,087.46
09/30/02               12,768.66                  12,356.79                   12,298.09
10/31/02               12,556.99                  12,195.50                   12,111.72
11/30/02               12,504.80                  12,172.67                   12,062.40
12/31/02               12,768.66                  12,388.46                   12,301.08
01/31/03               12,736.31                  12,364.80                   12,256.40
02/28/03               12,914.37                  12,534.88                   12,426.09
03/31/03               12,922.09                  12,543.54                   12,422.67
04/30/03               13,007.47                  12,630.24                   12,501.88
05/31/03               13,312.04                  12,869.91                   12,756.10
06/30/03               13,255.47                  12,794.18                   12,696.31
07/31/03               12,791.62                  12,443.73                   12,312.82
08/31/03               12,887.02                  12,545.38                   12,404.48
09/30/03               13,265.91                  12,841.91                   12,722.22
10/31/03               13,199.11                  12,798.00                   12,661.13
11/30/03               13,336.67                  12,920.74                   12,762.30
12/31/03               13,447.10                  13,029.61                   12,837.60
01/31/04               13,524.13                  13,078.52                   12,885.89
02/29/04               13,727.66                  13,281.19                   13,066.94
03/31/04               13,679.86                  13,210.40                   12,986.38
04/30/04               13,355.88                  12,966.61                   12,715.32
05/31/04               13,307.45                  12,941.97                   12,699.08
06/30/04               13,355.88                  13,009.29                   12,730.50
07/31/04               13,531.65                  13,147.41                   12,857.93
08/31/04               13,802.81                  13,382.69                   13,070.02
09/30/04               13,876.09                  13,449.97                   13,110.87
10/31/04               13,995.49                  13,547.65                   13,181.67
11/30/04               13,880.05                  13,423.45                   13,075.59
12/31/04               14,049.56                  13,586.14                   13,203.46
01/31/05               14,180.86                  13,702.18                   13,260.67
02/28/05               14,133.68                  13,658.49                   13,203.89
03/31/05               14,044.55                  13,541.95                   13,106.31
04/30/05               14,266.03                  13,755.79                   13,278.40
05/31/05               14,366.86                  13,853.53                   13,354.06
06/30/05               14,455.99                  13,922.15                   13,419.95
07/31/05               14,390.66                  13,844.90                   13,348.40
08/31/05               14,535.95                  13,986.24                   13,462.76
09/30/05               14,438.04                  13,901.05                   13,393.64
10/31/05               14,350.37                  13,819.76                   13,323.84
11/30/05               14,419.25                  13,888.85                   13,377.20
12/31/05               14,543.25                  14,006.08                   13,469.20
01/31/06               14,582.50                  14,040.61                   13,503.91
02/28/06               14,680.40                  14,143.08                   13,562.35
03/31/06               14,579.16                  14,045.48                   13,482.55
04/30/06               14,574.15                  14,016.42                   13,478.09
05/31/06               14,639.07                  14,087.42                   13,541.49
06/30/06               14,583.96                  14,032.13                   13,488.40
07/31/06               14,757.43                  14,198.14                   13,628.80
08/31/06               14,976.41                  14,400.73                   13,806.05
09/30/06               15,080.58                  14,507.36                   13,887.67
10/31/06               15,175.14                  14,578.13                   13,952.60
11/30/06               15,301.64                  14,694.93                   14,038.78
12/31/06               15,247.58                  14,643.03                   13,990.15
01/31/07               15,208.54                  14,623.86                   13,960.43
02/28/07               15,408.94                  14,808.51                   14,109.34
03/31/07               15,370.95                  14,760.63                   14,095.46
04/30/07               15,416.46                  14,810.26                   14,131.48
05/31/07               15,348.20                  14,737.96                   14,076.55
06/30/07               15,268.66                  14,655.98                   14,023.45
07/31/07               15,387.02                  14,740.22                   14,113.30
08/31/07               15,320.64                  14,627.69                   14,103.39
09/30/07               15,547.34                  14,858.30                   14,273.89
10/31/07               15,616.65                  14,911.72                   14,314.27
11/30/07               15,716.22                  14,957.49                   14,411.33
12/31/07               15,759.85                  14,922.93                   14,438.65
01/31/08               15,958.58                  15,127.52                   14,674.32
02/29/08               15,227.96                  14,407.88                   14,148.68
03/31/08               15,663.20                  14,824.53                   14,451.34
04/30/08               15,846.48                  14,975.08                   14,532.73
05/31/08               15,942.30                  15,092.63                   14,619.31
06/30/08               15,762.36                  14,946.52                   14,474.42
07/31/08               15,822.27                  14,943.91                   14,539.55
08/31/08               16,007.43                  15,109.92                   14,696.85
09/30/08               15,256.76                  14,423.99                   14,146.17
10/31/08               15,101.03                  14,054.59                   13,985.94
11/30/08               15,149.05                  14,001.62                   14,011.15
12/31/08               15,369.90                  13,829.33                   14,110.23
01/31/09               15,932.49                  14,560.27                   14,682.64
02/28/09               16,016.20                  14,620.96                   14,622.88
03/31/09               16,019.12                  14,643.26                   14,613.46
04/30/09               16,339.13                  14,999.82                   14,861.57
05/31/09               16,511.98                  15,344.50                   15,030.06
06/30/09               16,357.29                  15,218.09                   14,910.68
07/31/09               16,630.97                  15,507.19                   15,157.80
08/31/09               16,915.29                  15,751.67                   15,317.29
09/30/09               17,522.33                  16,403.02                   15,756.62

                                   [END CHART]

                  Data from 9/30/99 through 9/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index (the Index) tracks total return performance for the long-term, investment-grade, tax-exempt bond market. Before November 3, 2008, it was referred to as the Lehman Brothers Municipal Bond Index. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                    o  12-MONTH DIVIDEND YIELD COMPARISON  o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                         LIPPER INTERMEDIATE
                       USAA TAX EXEMPT                     MUNICIPAL DEBT
                    INTERMEDIATE-TERM FUND                  FUNDS AVERAGE
                    ----------------------               -------------------
09/30/2000                  5.45%                               4.41%
09/30/2001                  5.16                                4.10
09/30/2002                  4.83                                3.66
09/30/2003                  4.74                                3.36
09/30/2004                  4.38                                3.30
09/30/2005                  4.21                                3.33
09/30/2006                  4.16                                3.40
09/30/2007                  4.25                                3.48
09/30/2008                  4.78                                3.62
09/30/2009                  4.53                                3.77

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/00 to 9/30/09.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                         TOP 10 INDUSTRIES AS OF 9/30/09
                                (% of Net Assets)

    Hospital ......................................................... 16.6%
    General Obligation ............................................... 12.2%
    Electric Utilities ............................................... 10.2%
    Special Assessment/Tax/Fee ....................................... 10.2%
    Appropriated Debt ................................................  6.3%
    Education ........................................................  5.5%
    Electric/Gas Utilities ...........................................  5.2%
    Escrowed Bonds ...................................................  4.2%
    Real Estate Tax/Fee ..............................................  3.6%
    Nursing/CCRC .....................................................  2.5%

You will find a complete list of securities that the Fund owns on pages 15-34.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o PORTFOLIO RATINGS MIX -- 9/30/2009 o

                     [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                          16%
AA                                                                           18%
A                                                                            29%
BBB                                                                          32%
BELOW INVESTMENT-GRADE                                                        3%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                           2%

                                  [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine the equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)    Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., AMBAC Assurance

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

            Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bayerische Landesbank, JP Morgan Chase Bank, N.A., or Landesbank
            Hessen-Thuringen.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, Monumental Life Insurance Co., or Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA      Economic Development Authority
   EDC      Economic Development Corp.
   ETM      Escrowed to final maturity
   IDA      Industrial Development Authority/Agency
   IDB      Industrial Development Board
   IDC      Industrial Development Corp.
   ISD      Independent School District
   PRE      Prerefunded to a date prior to maturity
   USD      Unified School District

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (88.7%)

            ALABAMA (1.0%)
  $   345   Montgomery BMC Special Care Facilities
              Financing Auth. (INS)                               4.88%       11/15/2018   $      346
   16,340   Montgomery Medical Clinic Board                       4.75         3/01/2026       14,011
    5,000   Prattville IDB                                        5.15         9/01/2013        5,127
    5,000   Private Colleges and Universities Facilities
              Auth. (INS)                                         4.75         9/01/2026        5,050
    2,000   Univ. of Alabama at Birmingham (INS)(PRE)             5.75         9/01/2020        2,116
                                                                                           ----------
                                                                                               26,650
                                                                                           ----------
            ALASKA (0.8%)
    7,650   Four Dam Pool Power Agency (LOC - Dexia
              Credit Local)(PRE)                                  5.00         7/01/2021        8,680
      165   Housing Finance Corp.                                 5.50        12/01/2017          165
    3,750   North Slope Borough (INS)                             4.36(a)      6/30/2011        3,671
    2,000   State (INS)                                           4.75         4/01/2021        2,022
    2,520   State (INS)                                           4.75         4/01/2022        2,544
    2,000   State (INS)                                           4.75         4/01/2023        2,016
    4,110   State (INS)                                           4.75         4/01/2024        4,138
                                                                                           ----------
                                                                                               23,236
                                                                                           ----------
            ARIZONA (1.5%)
    1,170   Health Facilities Auth.                               4.50         4/01/2016        1,198
      425   Health Facilities Auth.                               5.00         4/01/2017          442
    1,150   Health Facilities Auth.                               4.75         4/01/2025        1,151
    2,500   Maricopa County Union High School
              District No. 210                                    4.50         7/01/2024        2,629
   15,000   Mohave County IDA                                     7.50         5/01/2019       16,877
    3,270   Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                              4.50(b)      7/01/2024        3,091
    2,115   Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                              4.54(b)      7/01/2025        1,994
    2,000   Pinal County IDA (INS)                                5.25        10/01/2020        1,988
    1,250   Pinal County IDA (INS)                                5.25        10/01/2022        1,222
    2,000   Pinal County IDA (INS)                                4.50        10/01/2025        1,711
    1,535   State Univ. (INS)                                     5.00         9/01/2024        1,612
    7,180   Univ. Medical Center Corp.                            5.00         7/01/2022        7,255
                                                                                           ----------
                                                                                               41,170
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            ARKANSAS (0.7%)
  $ 3,125   Baxter County                                         5.00%        9/01/2026   $    2,905
    6,230   Independence County                                   5.00         1/01/2021        6,234
    4,000   Independence County (INS)                             4.90         7/01/2022        4,086
    4,905   Jefferson County                                      4.60        10/01/2017        4,979
                                                                                           ----------
                                                                                               18,204
                                                                                           ----------
            CALIFORNIA (7.8%)
   10,000   Chabot-Las Positas Community College District (INS)   4.85(a)      8/01/2022        5,336
    5,000   Chabot-Las Positas Community College District (INS)   4.88(a)      8/01/2023        2,483
    2,000   Coronado Community Dev. Agency (INS)                  5.00         9/01/2024        2,022
    7,000   Health Facilities Financing Auth.                     5.13         7/01/2022        7,040
    6,745   Kern County Board of Education (INS)                  5.00         6/01/2026        6,984
   20,000   Los Angeles Department of Water and Power (INS)       4.75         7/01/2025       21,334
    3,320   Modesto Irrigation District (INS)                     5.64(a)      7/01/2017        2,272
    3,325   Modesto Irrigation District (INS)                     5.69(a)      7/01/2018        2,144
    5,000   Public Works Board                                    5.50         6/01/2019        5,266
    6,400   Public Works Board                                    5.50         4/01/2021        6,960
    6,755   Public Works Board                                    5.60         4/01/2022        7,303
    3,130   Public Works Board                                    5.75         4/01/2023        3,398
    1,430   Sacramento Financing Auth. (INS)                      5.00        12/01/2024        1,441
   15,265   Sacramento Municipal Utility District Financing
              Auth. (INS)                                         4.75         7/01/2024       15,449
    4,720   Salinas Union High School District (INS)              4.37(a)      6/01/2016        3,705
    2,000   Salinas Union High School District (INS)              4.37(a)     10/01/2016        1,546
    3,525   San Bernardino County Redevelopment Agency (INS)      5.00         9/01/2025        3,494
    2,395   San Diego USD (INS)                                   4.50         7/01/2025        2,515
    4,080   San Jose                                              4.95         4/01/2012        4,170
    3,000   San Jose USD (INS)                                    4.50         6/01/2024        3,074
    7,065   Santa Clara County Financing Auth. (INS)              4.75         5/15/2023        7,514
    7,400   Santa Clara County Financing Auth. (INS)              4.75         5/15/2024        7,827
    7,750   Santa Clara County Financing Auth. (INS)              4.75         5/15/2025        8,154
    3,500   Santa Rosa Rancheria Tachi Yokut Tribe(c)             5.00         3/01/2020        2,886
    2,175   Semitropic Improvement District (INS)                 5.25        12/01/2018        2,360
    2,500   Solano Community College District (INS)               4.85(a)      8/01/2023        1,239
    4,735   Solano Community College District (INS)               4.88(a)      8/01/2024        2,191
    4,035   South Orange County Public Financing Auth. (INS)      5.00         8/15/2022        4,102
    4,920   South Orange County Public Financing Auth. (INS)      5.00         8/15/2025        4,935
   27,445   State                                                 5.75         4/01/2027       30,185
    3,120   Statewide Communities Dev. Auth.                      5.00         5/15/2021        3,109
    3,275   Statewide Communities Dev. Auth.                      5.00         5/15/2022        3,230
    3,440   Statewide Communities Dev. Auth.                      5.00         5/15/2023        3,363
    3,610   Statewide Communities Dev. Auth.                      5.00         5/15/2024        3,497

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 3,795   Statewide Communities Dev. Auth.                      5.00%        5/15/2025   $    3,640
    1,245   Systemwide Univ. (INS)                                5.50        11/01/2015        1,387
   16,020   Tobacco Securitization Auth.                          4.75         6/01/2025       15,171
    3,470   Tuolumne Wind Project Auth.                           5.00         1/01/2022        3,717
                                                                                           ----------
                                                                                              216,443
                                                                                           ----------
            COLORADO (2.2%)
    4,500   Adams County (INS)                                    4.38         9/01/2017        4,405
    5,000   Adams County (INS)                                    5.10         1/01/2019        5,097
    2,000   Arapahoe County School District No. 6 (INS)           5.25        12/01/2018        2,181
    2,585   Arapahoe County School District No. 6 (INS)           5.25        12/01/2019        2,818
    2,000   Arapahoe County School District No. 6 (INS)           5.25        12/01/2020        2,181
    2,000   Arapahoe County School District No. 6 (INS)           5.25        12/01/2021        2,180
    2,400   Denver Health and Hospital Auth. (PRE)                6.25        12/01/2016        2,670
   30,955   Denver Health and Hospital Auth.                      4.75        12/01/2027       27,205
    1,000   Health Facilities Auth.                               5.25         6/01/2023        1,024
    2,140   Pueblo School District No. 60 (INS)                   5.25        12/15/2020        2,344
    9,045   State (INS)                                           5.00        11/01/2023        9,691
                                                                                           ----------
                                                                                               61,796
                                                                                           ----------
            CONNECTICUT (0.6%)
    4,000   Health and Educational Facilities Auth. (INS)         5.00         7/01/2025        3,649
    4,400   Mashantucket (Western) Pequot Tribe(c)                5.70         9/01/2012        2,693
   16,500   Mashantucket (Western) Pequot Tribe(c)                5.75         9/01/2018        9,610
                                                                                           ----------
                                                                                               15,952
                                                                                           ----------
            DELAWARE (0.3%)
    1,495   Health Facilities Auth. (INS)                         4.80         5/01/2017        1,382
    1,830   Health Facilities Auth. (INS)                         4.90         5/01/2018        1,665
    1,000   Health Facilities Auth. (INS)                         5.00         5/01/2019          901
    1,515   Health Facilities Auth. (INS)                         5.05         5/01/2020        1,349
    1,010   Municipal Electric Corp. (INS)                        5.25         7/01/2013        1,080
    1,460   Municipal Electric Corp. (INS)                        5.25         7/01/2017        1,560
    1,580   Municipal Electric Corp. (INS)                        5.25         7/01/2018        1,662
                                                                                           ----------
                                                                                                9,599
                                                                                           ----------
            DISTRICT OF COLUMBIA (0.4%)
    7,000   District of Columbia (INS)                            5.00         1/01/2025        7,328
    7,930   District of Columbia (INS)                            4.75         5/01/2027        4,657
                                                                                           ----------
                                                                                               11,985
                                                                                           ----------
            FLORIDA (5.3%)
    5,165   Brevard County School Board (INS)                     5.00         7/01/2025        5,330
    2,500   Broward County Airport System                         5.00        10/01/2024        2,620
    6,500   Broward County School Board (INS)                     5.00         7/01/2023        6,897
    4,000   Broward County School Board (INS)                     5.00         7/01/2024        4,225

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 3,710   Broward County School Board (INS)                     5.00%        7/01/2025   $    3,880
    7,905   Dade County (INS)                                     6.00(a)     10/01/2011        7,291
    8,610   Dade County (INS)                                     6.10(a)     10/01/2012        7,462
    3,270   Flagler County School Board (INS)                     5.00         8/01/2025        3,436
    8,000   Hillsborough County IDA                               5.65         5/15/2018        8,813
    4,250   Indian River County School Board (INS)                5.00         7/01/2024        4,455
    5,000   JEA St. Johns River Power Park (INS)                  5.00        10/01/2020        5,359
    1,585   Miami Beach Health Facilities Auth.                   6.13        11/15/2011        1,597
    1,670   Miami Dade County (INS)                               5.00         4/01/2022        1,752
    2,805   Miami Dade County (INS)                               5.00         4/01/2023        2,928
    8,375   Miami Dade County (INS)                               4.75        11/01/2023        8,686
    2,345   Miami Dade County, 5.00%, 10/01/2013 (INS)            4.54(b)     10/01/2024        1,829
    9,830   Miami Dade County (INS)                               4.75        11/01/2024       10,140
    3,670   Miami Dade County, 5.00%, 10/01/2013 (INS)            4.57(b)     10/01/2025        2,830
    2,500   Miami Dade County (INS)                               5.00        10/01/2026        2,657
   10,000   Miami Dade County School Board (INS)                  5.00         2/01/2024       10,780
   12,000   Miami Dade County School Board (INS)                  5.25         5/01/2025       13,017
    7,450   Palm Beach County Health Facilities Auth. (INS)       5.00        12/01/2021        6,885
    1,500   Palm Beach County School Board (INS)                  5.25         8/01/2018        1,635
      650   Palm Beach County School Board (INS)                  5.00         8/01/2022          691
    6,000   Seminole Tribe(c)                                     5.75        10/01/2022        5,919
   14,815   Seminole Tribe(c)                                     5.50        10/01/2024       14,230
                                                                                           ----------
                                                                                              145,344
                                                                                           ----------
            GEORGIA (1.0%)
   10,000   Burke County Dev. Auth.                               7.00         1/01/2023       12,082
    5,000   Coweta County Dev. Auth. (INS)                        4.35         9/01/2018        5,011
    4,000   Glynn-Brunswick Memorial Hospital Auth.               5.25         8/01/2023        4,259
    5,000   Savannah Hospital Auth. (INS)                         5.00         7/01/2018        5,053
                                                                                           ----------
                                                                                               26,405
                                                                                           ----------
            GUAM (0.2%)
    6,000   Education Financing Foundation (INS)                  4.50        10/01/2026        4,915
                                                                                           ----------

            HAWAII (0.2%)
    5,000   Housing Finance and Dev. Corp.                        5.45         7/01/2017        5,007
                                                                                           ----------
            IDAHO (0.0%)
    1,000   Univ. of Idaho (INS)                                  4.75         4/01/2022        1,040
                                                                                           ----------

            ILLINOIS (5.8%)
    2,475   Annawan Village                                       5.63         1/01/2018        1,739
    1,000   Bedford Park Village                                  4.60        12/01/2017        1,000
    3,240   Bedford Park Village                                  4.80        12/01/2020        3,182
    3,085   Bedford Park Village                                  4.90        12/01/2023        2,977
      405   Channahon                                             6.25         1/01/2010          407

================================================================================

20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 6,040   Channahon                                             6.88%        1/01/2020   $    6,111
    2,000   Chicago (PRE)                                         5.00        11/01/2019        2,174
    5,000   Chicago                                               6.63        12/01/2022        4,729
   29,925   Chicago School Board (INS)                            4.82(a)     12/01/2013       26,649
    2,170   Chicago-O'Hare International Airport (INS)            5.50         1/01/2014        2,276
    7,000   Chicago-O'Hare International Airport (INS)            5.00         1/01/2021        7,520
   10,000   Chicago-O'Hare International Airport (INS)            5.00         1/01/2022       10,679
    2,000   Finance Auth.                                         5.00         8/15/2017        1,782
      750   Finance Auth.                                         5.25         4/01/2022          773
    2,000   Finance Auth.                                         5.00         4/01/2023        1,913
    3,400   Finance Auth. (INS)                                   5.00        11/01/2023        3,485
   10,500   Finance Auth. (INS)                                   5.00        11/15/2023       10,565
    4,165   Finance Auth.                                         5.00         4/01/2025        3,908
    8,000   Finance Auth.                                         4.50        11/15/2026        7,193
    1,750   Finance Auth.                                         5.40         4/01/2027        1,780
    1,000   Health Facilities Auth.                               5.25         9/01/2013        1,006
    2,000   Health Facilities Auth.                               5.25         9/01/2014        2,012
    2,500   Health Facilities Auth.                               5.25         9/01/2018        2,512
    3,000   Health Facilities Auth. (INS)                         5.00         2/15/2020        3,060
    4,250   Health Facilities Auth. (PRE)                         6.80        11/15/2020        4,590
      825   Housing Dev. Auth.                                    4.55         7/01/2021          843
      650   Housing Dev. Auth.                                    4.60         7/01/2023          660
    8,050   Lake County Community Unit School District (INS)      5.13(a)     12/01/2016        6,466
    2,500   Metropolitan Pier and Exposition Auth.,
              5.20%, 6/15/2012 (INS)                              5.20(b)      6/15/2017        2,520
    2,500   Metropolitan Pier and Exposition Auth.,
              5.30%, 6/15/2012 (INS)                              5.30(b)      6/15/2018        2,519
    4,000   Metropolitan Pier and Exposition Auth.,
              5.40%, 6/15/2012 (INS)                              5.40(b)      6/15/2019        4,009
    2,000   Northeastern Illinois Univ.                           4.75        10/01/2025        2,059
    4,735   Northern Illinois Univ. (INS)                         4.88         4/01/2018        4,841
    7,815   Univ. of Illinois (INS)(PRE)                          5.00         8/15/2020        8,391
    3,700   Volo Village, Lake County                             5.00         3/01/2016        3,270
   14,070   Will County Forest Preserve District (INS)            5.40(a)     12/01/2017       10,785
                                                                                           ----------
                                                                                              160,385
                                                                                           ----------
            INDIANA (2.9%)
    7,465   Bond Bank (PRE)                                       5.50         8/01/2016        7,857
   20,000   Finance Auth. (INS)                                   4.55        12/01/2024       19,655
    1,900   Finance Auth.                                         5.00        10/01/2027        1,979
    6,725   Health and Educational Facilities Financing Auth.     5.00         2/15/2022        6,883
    1,400   Health Facility Financing Auth.                       5.25         2/15/2018        1,404
    6,000   Indianapolis                                          6.05         1/15/2010        5,769
    3,000   Jasper County (INS)                                   5.85         4/01/2019        3,344

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                                                  PORTFOLIO OF INVESTMENTS |  21

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
-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 4,950   Municipal Power Agency (INS)                          5.25%        1/01/2017   $    5,264
    2,100   Municipal Power Agency (INS)                          5.25         1/01/2018        2,223
    6,000   Rockport (INS)                                        4.63         6/01/2025        5,885
      965   St. Joseph County                                     5.45         2/15/2017          965
    7,260   St. Joseph County                                     5.75         2/15/2019        6,926
   11,000   Univ. of Southern Indiana (INS)                       5.00        10/01/2018       11,381
    1,500   Vanderburgh County Redevelopment District             5.00         2/01/2026        1,504
                                                                                           ----------
                                                                                               81,039
                                                                                           ----------
            IOWA (0.7%)
    9,190   Finance Auth. (INS)                                   5.00         7/01/2014        9,876
    1,325   Finance Auth. (INS)                                   5.00        12/01/2021        1,313
    1,390   Finance Auth. (INS)                                   5.00        12/01/2022        1,371
    1,460   Finance Auth. (INS)                                   5.00        12/01/2023        1,425
    1,535   Finance Auth. (INS)                                   5.00        12/01/2024        1,481
    1,610   Finance Auth. (INS)                                   5.00        12/01/2025        1,541
    1,690   Finance Auth. (INS)                                   5.00        12/01/2026        1,608
                                                                                           ----------
                                                                                               18,615
                                                                                           ----------
            KANSAS (0.8%)
    1,665   Wyandotte County                                      4.75        12/01/2016        1,742
   19,000   Wyandotte County                                      5.00        12/01/2020       19,609
                                                                                           ----------
                                                                                               21,351
                                                                                           ----------
            KENTUCKY (0.3%)
    7,500   Economic Dev. Finance Auth. (INS)                     5.75        12/01/2028        8,302
                                                                                           ----------

            LOUISIANA (2.5%)
    2,150   Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                          5.25        12/01/2015        2,324
    2,260   Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                          5.25        12/01/2016        2,429
    2,355   Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                          5.25        12/01/2017        2,516
    7,000   New Orleans (INS)                                     5.13         9/01/2021        7,182
    6,825   Office Facilities Corp. (INS)                         5.38         5/01/2018        7,152
    2,000   Office Facilities Corp. (INS)                         5.25        11/01/2018        2,140
    5,175   Offshore Terminal Auth.                               5.20        10/01/2018        5,179
    4,845   Orleans Levee District (INS)                          5.95        11/01/2010        4,866
    3,795   Orleans Levee District (INS)                          5.95        11/01/2014        3,807
    4,095   Orleans Levee District (INS)                          5.95        11/01/2015        4,107
    4,450   St. Martin Parish                                     4.35        10/01/2012        4,716
    3,955   St.Tammany Parish Hospital Service
              District No. 1 (INS)                                5.00         7/01/2018        3,913
    9,000   Transportation Auth. (INS)                            4.38        12/01/2023        9,038
    9,000   Transportation Auth. (INS)                            4.38        12/01/2024        9,029
                                                                                           ----------
                                                                                               68,398
                                                                                           ----------

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22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            MAINE (0.1%)
  $ 1,715   Housing Auth.                                         5.35%       11/15/2021   $    1,735
    1,500   Jay                                                   4.85         5/01/2019        1,472
                                                                                           ----------
                                                                                                3,207
                                                                                           ----------
            MARYLAND (0.4%)
    2,915   Community Dev. Administration                         5.88         7/01/2016        2,919
    2,500   EDC                                                   6.20         9/01/2022        2,844
    5,000   Health and Higher Educational Facilities Auth.        6.00         1/01/2028        5,245
                                                                                           ----------
                                                                                               11,008
                                                                                           ----------
            MASSACHUSETTS (1.2%)
    5,105   Commonwealth (INS)                                    5.75         6/15/2015        5,385
    4,500   Commonwealth (INS)(PRE)                               5.50         3/01/2018        4,964
    7,775   Commonwealth (PRE)                                    5.38         8/01/2021        8,676
    4,000   Health and Educational Facilities Auth.               5.00         7/15/2027        3,506
    5,545   Massachusetts Bay Transportation Auth.                4.60(a)      7/01/2022        3,274
    7,790   Massachusetts Bay Transportation Auth.                4.65(a)      7/01/2023        4,321
    5,000   Massachusetts Bay Transportation Auth.                4.70(a)      7/01/2024        2,600
    1,600   Massachusetts Bay Transportation Auth.                4.73(a)      7/01/2025          787
      110   Water Pollution Abatement Trust                       4.75         8/01/2025          119
                                                                                           ----------
                                                                                               33,632
                                                                                           ----------
            MICHIGAN (1.8%)
   18,000   Building Auth. (INS)                                  4.81(a)     10/15/2022        8,884
    2,585   Detroit Building Auth. (LOC - Comerica Bank, N.A.)    6.15         2/01/2011        2,592
    4,000   Detroit Downtown Dev. Auth. (INS)                     5.00         7/01/2018        3,882
   25,000   Dickinson County EDC                                  4.80        11/01/2018       24,586
    2,060   Hospital Finance Auth.                                6.25        10/01/2016        2,062
    2,675   Hospital Finance Auth.                                5.00        11/15/2019        2,726
    3,400   Hospital Finance Auth.                                5.00        11/15/2022        3,428
    2,000   Kent Hospital Finance Auth.                           5.50         7/01/2020        1,763
                                                                                           ----------
                                                                                               49,923
                                                                                           ----------
            MINNESOTA (1.9%)
    1,080   Chippewa County                                       5.38         3/01/2022        1,044
    5,120   Chippewa County                                       5.50         3/01/2027        4,819
   18,015   Cohasset                                              4.95         7/01/2022       18,393
    2,500   Higher Education Facilities Auth.                     4.50        10/01/2027        2,544
       15   Housing Finance Agency                                6.00         1/01/2018           15
    3,000   Municipal Power Agency                                4.38        10/01/2025        3,038
    5,315   St. Paul Housing and Redevelopment Auth.              5.70        11/01/2015        5,269
    1,500   St. Paul Housing and Redevelopment Auth.              5.85        11/01/2017        1,473
    7,680   St. Paul Housing and Redevelopment Auth.              5.15        11/15/2020        6,967
    3,500   St. Paul Housing and Redevelopment Auth.              5.25         5/15/2026        3,435

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                                                  PORTFOLIO OF INVESTMENTS |  23

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
-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 5,260   Washington County Hospital and Redevelopment Auth.    5.38%       11/15/2018   $    4,926
                                                                                           ----------
                                                                                               51,923
                                                                                           ----------
            MISSISSIPPI (0.1%)
    1,650   Hospital Equipment and Facilities Auth.               5.00        12/01/2016        1,660
    1,000   Hospital Equipment and Facilities Auth.               5.25        12/01/2021          995
    1,385   Lincoln County (INS)                                  5.50         4/01/2018        1,389
                                                                                           ----------
                                                                                                4,044
                                                                                           ----------
            MISSOURI (1.1%)
   17,545   Cape Girardeau County Health Care Facilities IDA      5.00         6/01/2027       16,560
    1,000   Cass County                                           5.00         5/01/2022          969
    3,315   Cass County                                           5.38         5/01/2022        3,322
    2,000   Cass County                                           5.50         5/01/2027        1,849
    2,000   Dev. Finance Board                                    4.75         6/01/2025        1,863
    2,440   Fenton City                                           4.50         4/01/2021        2,428
    1,760   Riverside IDA (INS)                                   5.00         5/01/2020        1,799
    1,330   St. Joseph IDA                                        5.00         4/01/2027        1,358
                                                                                           ----------
                                                                                               30,148
                                                                                           ----------
            MONTANA (0.3%)
    6,500   Forsyth (INS)                                         4.65         8/01/2023        6,370
    2,300   Health Facilities Auth.                               6.38         6/01/2018        2,301
                                                                                           ----------
                                                                                                8,671
                                                                                           ----------
            NEBRASKA (0.2%)
      500   Platte County Hospital Auth. No. 1 (INS)              5.50         5/01/2010          507
      500   Platte County Hospital Auth. No. 1 (INS)              5.55         5/01/2011          511
      500   Platte County Hospital Auth. No. 1 (INS)              5.65         5/01/2012          510
      500   Platte County Hospital Auth. No. 1 (INS)              5.75         5/01/2013          509
      500   Platte County Hospital Auth. No. 1 (INS)              5.90         5/01/2015          509
    3,500   Platte County Hospital Auth. No. 1 (INS)              6.05         5/01/2020        3,548
      560   Scotts Bluff County Hospital Auth.                    5.13        11/15/2019          564
                                                                                           ----------
                                                                                                6,658
                                                                                           ----------
            NEVADA (1.1%)
    1,000   Clark County (INS)                                    4.50        11/01/2016        1,002
    5,000   Clark County (INS)(PRE)                               5.25         7/01/2019        5,395
    2,865   Clark County                                          5.00         5/15/2020        3,011
    6,040   Department of Business and Industry (INS)             5.76(a)      1/01/2017          919
   18,000   Humboldt County                                       5.15        12/01/2024       19,028
    2,000   Reno (INS)(PRE)                                       5.00         5/15/2018        2,058
                                                                                           ----------
                                                                                               31,413
                                                                                           ----------
            NEW HAMPSHIRE (0.2%)
    5,000   Business Finance Auth.                                5.85        12/01/2022        5,078
                                                                                           ----------

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24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            NEW JERSEY (1.3%)
  $ 2,000   EDA                                                   5.75%       12/01/2016   $    1,919
    5,000   EDA (INS)                                             5.00         7/01/2022        5,246
    8,830   EDA                                                   5.25         9/01/2023        9,566
   13,500   EDA                                                   5.50         6/15/2024       13,405
    5,000   Tobacco Settlement Financing Corp.                    5.00         6/01/2017        5,134
                                                                                           ----------
                                                                                               35,270
                                                                                           ----------
            NEW MEXICO (1.2%)
   15,000   Farmington                                            5.70        12/01/2016       15,005
    2,000   Farmington                                            6.30        12/01/2016        2,001
    4,150   Farmington                                            6.30        12/01/2016        4,152
    4,890   Jicarilla Apache Nation(c)                            5.00         9/01/2018        5,162
    3,250   Jicarilla Apache Nation(c)                            5.50         9/01/2023        3,449
    4,000   Sandoval County                                       4.38         6/01/2020        4,170
                                                                                           ----------
                                                                                               33,939
                                                                                           ----------
            NEW YORK (11.4%)
    2,500   Albany IDA                                            5.75        11/15/2022        2,648
    5,500   Dormitory Auth.                                       5.75         7/01/2013        5,882
    5,000   Dormitory Auth.                                       5.20         2/15/2015        5,048
    1,500   Dormitory Auth.                                       5.25         7/01/2015        1,663
    4,000   Dormitory Auth.                                       5.20         2/15/2016        4,035
    5,420   Dormitory Auth. (LOC - Allied Irish Banks plc)        4.40         7/01/2016        5,717
    2,005   Dormitory Auth.                                       5.25         7/01/2016        2,196
    4,760   Dormitory Auth.                                       5.30         2/15/2017        4,799
    2,000   Dormitory Auth.                                       5.25         7/01/2017        2,168
   12,560   Dormitory Auth. (ETM)                                 5.30         2/15/2019       14,652
    1,915   Dormitory Auth.                                       5.00         7/01/2019        1,937
    5,000   Dormitory Auth.                                       5.00         7/01/2020        5,037
    3,590   Dormitory Auth. (PRE)                                 5.05         2/01/2022        3,956
   24,935   Dormitory Auth.                                       5.00         7/01/2022       25,013
    2,500   Dutchess County IDA                                   4.50         8/01/2026        2,465
    2,300   East Rochester Housing Auth. (NBGA)                   4.05         2/15/2012        2,353
    2,000   East Rochester Housing Auth. (NBGA)                   4.63         2/15/2017        2,104
       20   Housing Finance Agency (PRE)                          6.00         9/15/2016           20
    3,000   Long Island Power Auth.                               5.25         6/01/2014        3,366
   17,075   Long Island Power Auth.                               5.00         4/01/2023       18,540
   10,000   Metropolitan Transportation Auth.                     6.25        11/15/2023       11,794
    6,800   Metropolitan Transportation Auth.                     5.00        11/15/2024        7,316
   16,565   Metropolitan Transportation Auth.                     5.00        11/15/2024       17,827
    2,500   Metropolitan Transportation Auth. (INS)               5.00        11/15/2024        2,713
   21,625   New York City                                         5.50         8/01/2015       24,099
    4,455   New York City                                         5.63         8/01/2015        4,886
    6,865   New York City                                         5.75         8/01/2016        7,541

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                                                  PORTFOLIO OF INVESTMENTS |  25

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
-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 5,000   New York City                                         5.25%       10/15/2019   $    5,398
    5,000   New York City                                         5.13        11/15/2022        5,659
    4,330   New York City                                         5.13        12/01/2022        4,849
    6,000   New York City                                         5.13        12/01/2023        6,669
   10,000   New York City                                         5.00         4/01/2024       10,799
    5,240   New York City                                         5.00         8/01/2024        5,733
    5,000   New York City                                         5.25        11/15/2024        5,632
    5,000   New York City                                         5.00         2/01/2025        5,477
    2,175   New York City IDA (INS)                               4.15         7/01/2014        2,085
    1,050   New York City IDA (INS)                               4.75         7/01/2019          966
   10,000   New York City Municipal Water Finance Auth.           5.38         6/15/2017       10,954
    4,795   New York City Transitional Finance Auth. (INS)        5.25         8/01/2019        5,210
    3,500   New York City Transitional Finance Auth.              5.00         1/15/2022        3,975
   25,000   New York City Transitional Finance Auth.              5.00         5/01/2026       28,118
    6,000   Seneca Nation Indians Capital Improvements Auth.(c)   5.00        12/01/2023        5,040
      775   Suffolk County IDA                                    5.00        11/01/2013          806
    1,880   Suffolk County IDA                                    5.00        11/01/2014        1,938
    1,000   Suffolk County IDA                                    5.00        11/01/2015        1,026
    3,180   Suffolk County IDA (INS)                              4.75         6/01/2026        2,472
   11,000   Tobacco Settlement Financing Corp.                    5.50         6/01/2018       11,703
                                                                                           ----------
                                                                                              314,284
                                                                                           ----------
            NORTH CAROLINA (1.5%)
    6,000   Eastern Municipal Power Agency                        5.50         1/01/2012        6,448
    4,885   Eastern Municipal Power Agency                        5.50         1/01/2015        5,243
    1,830   Eastern Municipal Power Agency                        5.50         1/01/2016        1,952
    1,000   Eastern Municipal Power Agency                        5.50         1/01/2017        1,060
    3,000   Eastern Municipal Power Agency                        5.00         1/01/2024        3,157
    5,500   Medical Care Commission                               5.00         7/01/2027        4,937
    5,000   Municipal Power Agency No. 1                          5.50         1/01/2013        5,553
    2,000   Municipal Power Agency No. 1                          5.25         1/01/2020        2,251
    3,600   Turnpike Auth. (INS)                                  5.00         1/01/2022        3,937
    3,330   Turnpike Auth. (INS)                                  5.13         1/01/2024        3,623
    4,000   Wake County Industrial Facilities and Pollution
              Control Financing Auth.                             5.38         2/01/2017        4,174
                                                                                           ----------
                                                                                               42,335
                                                                                           ----------
            NORTH DAKOTA (0.1%)
    1,000   Grand Forks (INS)                                     5.00        12/15/2022        1,092
    2,055   Williams County                                       5.00        11/01/2021        2,000
                                                                                           ----------
                                                                                                3,092
                                                                                           ----------
            OHIO (2.0%)
    9,000   Air Quality Dev. Auth.                                5.70         8/01/2020        9,789
   22,395   Buckeye Tobacco Settlement Financing Auth.            5.13         6/01/2024       21,231

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26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 2,400   Fairview Park (INS)                                   4.13%       12/01/2020   $    2,485
    4,000   Franklin County                                       5.80        10/01/2014        4,049
    2,650   Franklin County                                       5.50         7/01/2017        2,470
   10,000   Hamilton (INS)                                        4.65        10/15/2022       10,737
      855   Housing Finance Agency (NBGA)                         5.10         9/01/2017          888
    1,750   Miami County                                          5.25         5/15/2021        1,787
    2,000   Miami County                                          5.25         5/15/2026        1,991
                                                                                           ----------
                                                                                               55,427
                                                                                           ----------
            OKLAHOMA (1.6%)
    5,360   Cherokee Nation (INS)(c)                              4.60        12/01/2021        5,195
   11,270   Chickasaw Nation(c)                                   5.38        12/01/2017       12,124
    5,000   Chickasaw Nation(c)                                   6.00        12/01/2025        5,247
    3,895   Comanche County Hospital Auth. (INS)                  5.25         7/01/2022        3,933
    3,000   Comanche County Hospital Auth. (INS)                  5.25         7/01/2023        3,013
    1,400   Norman Regional Hospital Auth.                        5.50         9/01/2024        1,254
   13,100   Norman Regional Hospital Auth.                        5.00         9/01/2027       10,725
    1,295   Valley View Hospital Auth.                            6.00         8/15/2014        1,297
                                                                                           ----------
                                                                                               42,788
                                                                                           ----------
            OREGON (0.1%)
    1,000   Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)              4.58(a)      6/15/2025          488
    5,900   Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)              4.59(a)      6/15/2026        2,706
                                                                                           ----------
                                                                                                3,194
                                                                                           ----------
            PENNSYLVANIA (1.0%)
    1,000   Allegheny County IDA                                  5.00         9/01/2021          969
    1,220   Allegheny County IDA                                  5.10         9/01/2026        1,139
   17,300   Allegheny County IDA                                  4.75        12/01/2032       18,245
    5,500   Higher Educational Facility Auth. (INS)               5.25         8/01/2014        5,572
    1,615   Lancaster County Hospital Auth.                       5.00        11/01/2026        1,621
                                                                                           ----------
                                                                                               27,546
                                                                                           ----------
            RHODE ISLAND (0.6%)
      340   Health and Educational Building Corp. (INS)           5.50         5/15/2012          341
    4,345   Health and Educational Building Corp.
              (LOC - Allied Irish Banks plc)                      5.88        11/15/2014        4,403
      765   Health and Educational Building Corp. (INS)           5.50         5/15/2016          766
    5,500   Health and Educational Building Corp. (INS)           5.00         5/15/2026        5,781
    5,915   Housing and Mortgage Finance Corp.                    4.65        10/01/2026        5,969
                                                                                           ----------
                                                                                               17,260
                                                                                           ----------

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                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            SOUTH CAROLINA (2.3%)
  $ 4,250   Georgetown County                                     5.95%        3/15/2014   $    4,488
    5,000   Georgetown County                                     5.70         4/01/2014        5,265
    5,000   Lexington County Health Services District, Inc.       5.00        11/01/2024        5,076
    7,335   Lexington County Health Services District, Inc.       5.00        11/01/2026        7,393
    5,870   SCAGO Educational Facilities Corp. (INS)              4.75        12/01/2026        5,409
    6,325   SCAGO Educational Facilities Corp. (INS)              4.75        12/01/2026        5,963
   29,015   Tobacco Settlement Revenue Management Auth.           5.00         6/01/2018       29,025
                                                                                           ----------
                                                                                               62,619
                                                                                           ----------
            SOUTH DAKOTA (0.3%)
    1,700   Health and Educational Facilities Auth.               5.00        11/01/2024        1,764
    6,065   Housing Dev. Auth. (INS)                              5.15        11/01/2020        6,255
                                                                                           ----------
                                                                                                8,019
                                                                                           ----------
            TENNESSEE (1.0%)
    7,000   Jackson                                               5.25         4/01/2023        7,403
    2,125   Johnson City Health and Educational Facilities Board  5.25         7/01/2026        2,148
    1,000   Nashville and Davidson County Health and
              Educational Facilities Board (INS)                  5.10         8/01/2019          957
      745   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                6.00         9/01/2016          849
    1,255   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                6.00         9/01/2016        1,430
      935   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                6.25         9/01/2018        1,072
    1,565   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                6.25         9/01/2018        1,795
   14,750   Sullivan County Health, Educational and Housing
              Facilities Board                                    5.25         9/01/2026       12,998
                                                                                           ----------
                                                                                               28,652
                                                                                           ----------
            TEXAS (16.5%)
    1,050   Alamo Community College District (INS)                5.00        11/01/2020        1,116
      910   Alamo Community College District (INS)(PRE)           5.00        11/01/2020          991
    2,300   Austin (INS)                                          5.00        11/15/2024        2,442
    5,610   Austin Utility Systems (INS)                          5.15(a)      5/15/2017        4,397
    1,855   Bastrop ISD (NBGA)                                    5.55(a)      2/15/2014        1,706
    3,030   Bastrop ISD (NBGA)                                    5.55(a)      2/15/2015        2,692
    3,055   Bastrop ISD (NBGA)                                    5.60(a)      2/15/2016        2,607
    3,155   Bastrop ISD (NBGA)                                    5.60(a)      2/15/2017        2,573
    4,540   Bexar County Health Facilities Dev. Corp.             5.00         7/01/2027        3,998
   32,925   Brazos River Auth.                                    5.38         4/01/2019       33,273
    5,365   Cass County IDC                                       5.35         4/01/2012        5,523

================================================================================

28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 2,680   Central Regional Mobility Auth.,
              4.55%, 1/01/2014 (INS)                              4.55%(b)     1/01/2020   $    1,993
    3,445   Central Regional Mobility Auth.,
              4.60%, 1/01/2014 (INS)                              4.60(b)      1/01/2021        2,520
    2,600   Conroe ISD (NBGA)                                     5.00         2/15/2023        2,840
    3,100   Conroe ISD (NBGA)                                     5.00         2/15/2024        3,371
   13,745   Denton ISD (NBGA)                                     5.03(a)      8/15/2023        7,353
   16,500   Denton ISD (NBGA)                                     5.06(a)      8/15/2024        8,312
    2,905   Eagle Mountain-Saginaw ISD (NBGA)                     4.38         8/15/2026        3,038
    1,520   Edgewood ISD (NBGA)                                   4.88         8/15/2019        1,578
    1,595   Edgewood ISD (NBGA)                                   5.00         8/15/2020        1,693
    1,675   Edgewood ISD (NBGA)                                   5.00         8/15/2021        1,778
    2,245   Ennis ISD (NBGA)                                      4.56(a)      8/15/2024        1,162
    3,715   Ennis ISD (NBGA)                                      4.58(a)      8/15/2025        1,820
    3,720   Ennis ISD (NBGA)                                      4.60(a)      8/15/2026        1,729
    6,580   Fort Worth ISD (NBGA)(PRE)                            5.00         2/15/2018        6,979
    1,895   Hidalgo County Health Services Corp.                  4.75         8/15/2017        1,867
      350   Hidalgo County Health Services Corp.                  5.00         8/15/2019          346
    3,805   Hidalgo County Health Services Corp.                  5.00         8/15/2022        3,692
    1,785   Hidalgo County Health Services Corp.                  5.00         8/15/2026        1,660
    3,000   Houston (INS)                                         5.00         3/01/2019        3,247
    4,000   Houston Airport System                                5.00         7/01/2024        4,323
    7,000   Houston Airport System                                5.00         7/01/2025        7,518
    3,635   Houston ISD Public Facility Corp. (INS)               5.35(a)      9/15/2015        3,131
    4,955   Houston ISD Public Facility Corp. (INS)               5.35(a)      9/15/2015        4,268
    2,635   Houston ISD Public Facility Corp. (INS)               5.38(a)      9/15/2016        2,164
    6,955   Houston ISD Public Facility Corp. (INS)               5.38(a)      9/15/2016        5,711
    3,885   Houston ISD Public Facility Corp. (INS)               5.40(a)      9/15/2017        3,037
    5,000   Irving ISD (NBGA)                                     5.31(a)      2/15/2025        2,379
    2,200   Judson ISD (INS)                                      5.00         2/01/2023        2,345
    1,500   Judson ISD (INS)                                      5.00         2/01/2024        1,593
    1,595   La Porte ISD (INS)                                    5.00         2/15/2022        1,738
    3,535   La Porte ISD (INS)                                    5.00         2/15/2024        3,817
    3,830   Lewisville (INS)                                      5.38         9/01/2015        3,927
    4,555   Lower Colorado River Auth. (INS)                      4.38         5/15/2025        4,633
    4,555   Lower Colorado River Auth. (INS)                      4.38         5/15/2026        4,612
    2,560   Marlin ISD Public Facility Corp., acquired
              7/22/1998; cost $2,602(d)                           5.85         2/15/2018        2,573
    3,425   Mesquite Health Facilities Dev. Corp.                 5.50         2/15/2025        3,135
    2,040   Midlothian Dev. Auth. (INS)                           5.00        11/15/2018        2,062
    2,235   Midlothian Dev. Auth. (INS)                           5.00        11/15/2021        2,195
    9,645   Midlothian Dev. Auth.                                 6.00        11/15/2024        8,745
    1,695   Midlothian Dev. Auth. (INS)                           5.00        11/15/2026        1,591

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 2,855   Midlothian Dev. Auth.                                 5.13%       11/15/2026   $    2,264
    2,500   North Texas Tollway Auth.                             6.00         1/01/2023        2,802
   15,000   North Texas Tollway Auth.                             6.00         1/01/2025       16,965
    2,500   Northside ISD (NBGA)                                  5.00         2/15/2017        2,634
    2,800   Northside ISD (NBGA)(PRE)                             5.00         2/15/2017        2,970
    2,555   Northside ISD (NBGA)                                  5.00         2/15/2018        2,639
    2,865   Northside ISD (NBGA)(PRE)                             5.00         2/15/2018        3,039
    1,220   Nueces River Auth. (INS)                              5.00         7/15/2023        1,317
    1,530   Nueces River Auth. (INS)                              5.00         7/15/2024        1,645
    5,945   Plano ISD (NBGA)                                      5.00         2/15/2019        6,205
    2,965   Plano ISD (NBGA)                                      4.50         2/15/2023        3,172
    4,835   Port of Corpus Christi IDA                            5.40         4/01/2018        4,836
   19,050   Port of Corpus Christi IDC                            5.40         4/01/2018       19,055
    2,000   Red River Education Finance Corp.                     4.38         3/15/2025        2,060
    5,255   Red River Education Finance Corp.                     4.38         3/15/2026        5,384
    8,395   Rockwall ISD (NBGA)                                   5.14(a)      2/15/2022        4,838
    9,205   Sabine River Auth. (INS)                              4.95         3/01/2018        9,565
    1,965   San Leanna Education Facilities Corp.                 5.13         6/01/2023        1,998
    1,000   San Leanna Education Facilities Corp.                 5.13         6/01/2024        1,011
    1,545   San Leanna Education Facilities Corp.                 5.13         6/01/2025        1,554
    5,200   Schertz-Cibolo-Universal City ISD (NBGA)              4.86(a)      2/01/2023        2,853
    3,320   State                                                 5.00         8/01/2016        3,748
    3,750   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.25        11/15/2022        3,799
    9,410   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.50        11/15/2022        9,195
    1,100   Tarrant County Cultural Education Facilities
              Finance Corp.                                       6.00        11/15/2026        1,045
    8,300   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.13         5/15/2027        7,773
    8,000   Tarrant Regional Water District (INS)                 5.25         3/01/2017        8,931
    2,000   Tarrant Regional Water District (INS)                 5.25         3/01/2019        2,189
    2,000   Tarrant Regional Water District (INS)                 5.25         3/01/2020        2,189
    5,000   Tarrant Regional Water District (INS)                 4.38         3/01/2021        5,302
    7,000   Transportation Commission                             4.38         4/01/2025        7,376
   18,000   Transportation Commission                             4.50         4/01/2026       19,063
    4,000   Transportation Commission                             4.75         4/01/2027        4,315
    3,895   Tyler Health Facilities Dev. Corp.                    5.25         7/01/2011        3,975
    2,125   Tyler Health Facilities Dev. Corp.                    5.25         7/01/2012        2,183
    1,500   Tyler Health Facilities Dev. Corp.                    5.25         7/01/2013        1,543
    7,170   Tyler Health Facilities Dev. Corp.                    5.25        11/01/2019        7,452
    7,945   Tyler Health Facilities Dev. Corp.                    5.25        11/01/2021        8,187
    3,360   Tyler Health Facilities Dev. Corp.                    5.25        11/01/2022        3,453

================================================================================

30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 3,800   Tyler Health Facilities Dev. Corp.                     5.25%      11/01/2023   $    3,878
    8,745   Tyler Health Facilities Dev. Corp.                     5.25        7/01/2026        8,269
    4,500   Univ. of Texas Board of Regents (PRE)                  5.38        8/15/2017        4,873
    7,000   Univ. of Texas Board of Regents (PRE)                  5.25        7/01/2018        7,604
   12,505   Univ. of Texas Board of Regents                        4.25        8/15/2025       13,134
   11,900   Univ. of Texas Board of Regents                        4.25        8/15/2026       12,408
    1,795   Weatherford ISD (NBGA)                                 4.73(a)     2/15/2023          994
    1,795   Weatherford ISD (NBGA)                                 4.77(a)     2/15/2024          938
    5,970   Williamson County (INS)                                5.13        2/15/2022        6,708
    1,385   Wylie ISD (NBGA)                                       5.00(a)     8/15/2014        1,258
    1,690   Wylie ISD (NBGA)                                       5.10(a)     8/15/2015        1,479
                                                                                           ----------
                                                                                              455,860
                                                                                           ----------
            UTAH (0.9%)
    4,410   Intermountain Power Agency (INS)(ETM)                  5.00        7/01/2012        4,424
   19,626   Jordanelle Special Service District                   12.00        8/01/2030       20,384
                                                                                           ----------
                                                                                               24,808
                                                                                           ----------
            VIRGINIA (2.0%)
    1,750   Albemarle County IDA                                   5.00        1/01/2024        1,559
    2,290   College Building Auth.                                 5.00        6/01/2021        2,298
   11,280   College Building Auth.                                 5.00        6/01/2026       10,799
    1,775   Commonwealth Housing Dev. Auth.                        4.35        1/01/2017        1,807
    1,810   Commonwealth Housing Dev. Auth.                        4.35        7/01/2017        1,843
   15,342   Farms of New Kent Community Dev. Auth.                 5.13        3/01/2036        9,619
    3,889   Peninsula Town Center Community Dev. Auth.             5.80        9/01/2017        3,725
    6,752   Peninsula Town Center Community Dev. Auth.             6.25        9/01/2024        6,113
    5,378   Peninsula Town Center Community Dev. Auth.             6.35        9/01/2028        4,738
    5,510   Public School Auth. (PRE)                              5.00        8/01/2017        5,782
    5,000   Richmond Convention Center Auth. (PRE)                 6.13        6/15/2020        5,256
    1,000   Small Business Financing Auth.                         5.13        9/01/2022          855
                                                                                           ----------
                                                                                               54,394
                                                                                           ----------
            WASHINGTON (0.5%)
    1,800   Health Care Facilities Auth. (INS)                     5.00       12/01/2023        1,760
    2,000   Health Care Facilities Auth. (INS)                     5.00       12/01/2024        1,934
    2,310   Health Care Facilities Auth. (INS)                     5.00       12/01/2025        2,216
    1,470   Higher Education Facilities Auth.                      5.20       10/01/2017        1,479
    2,000   Housing Finance Commission (INS)                       5.88        7/01/2019        2,021
    5,000   King County Housing Auth. (INS)                        5.20        7/01/2018        4,791
                                                                                           ----------
                                                                                               14,201
                                                                                           ----------
            WISCONSIN (1.0%)
    4,130   Health and Educational Facilities Auth. (INS)          5.25        8/15/2012        4,136
    5,000   Health and Educational Facilities Auth. (INS)          5.13        8/15/2020        5,029

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
  $ 8,300   Health and Educational Facilities Auth.               5.13%        2/15/2026   $    8,151
    2,350   Housing and EDA                                       4.85         9/01/2017        2,415
    1,345   Kaukauna Area School District (INS)                   4.85         3/01/2017        1,408
    6,000   Sheboygan (INS)                                       5.00         9/01/2015        6,667
                                                                                           ----------
                                                                                               27,806
                                                                                           ----------
            Total Fixed-Rate Instruments (cost: $2,418,480)                                 2,453,035
                                                                                           ----------

            PUT BONDS (7.4%)

            ALABAMA (0.4%)
   10,900   Baptist Health Care Auth.                             6.00        11/15/2024       11,506
                                                                                           ----------
            ARIZONA (0.5%)
   12,500   Maricopa County (INS)                                 6.00         5/01/2029       13,088
                                                                                           ----------
            CALIFORNIA (0.1%)
    3,000   Health Facilities Financing Auth.                     4.95         7/01/2026        3,175
                                                                                           ----------
            FLORIDA (0.6%)
   16,000   Putnam County Dev. Auth. (INS)                        5.35         3/15/2042       17,391
                                                                                           ----------
            GEORGIA (0.3%)
    8,100   DeKalb County Housing Auth.                           4.70        10/01/2031        8,459
                                                                                           ----------
            ILLINOIS (0.8%)
   15,000   Chicago                                               4.75         3/01/2030       15,252
    7,500   Educational Facilities Auth.                          4.75        11/01/2036        7,946
                                                                                           ----------
                                                                                               23,198
                                                                                           ----------
            LOUISIANA (0.5%)
   14,000   Public Facilities Auth.                               7.00        12/01/2038       15,060
                                                                                           ----------
            MASSACHUSETTS (0.2%)
    4,000   Dev. Finance Agency                                   5.75        12/01/2042        4,320
                                                                                           ----------
            MICHIGAN (1.6%)
   15,000   Hospital Finance Auth.                                6.00        12/01/2034       17,663
   15,000   Monroe County EDC (INS)                               4.65        10/01/2024       15,573
   10,550   Strategic Fund Ltd. (INS)                             4.85         9/01/2030       10,753
                                                                                           ----------
                                                                                               43,989
                                                                                           ----------
            NEW YORK (0.3%)
    8,500   Hempstead                                             5.00        12/01/2010        8,480
                                                                                           ----------
            OHIO (0.3%)
    8,000   Air Quality Dev. Auth.                                5.75         6/01/2033        8,617
                                                                                           ----------
            TENNESSEE (0.1%)
    2,000   Knox County Health, Educational, and Housing
              Facilities Board (NBGA)                             4.90         6/01/2031        2,109
                                                                                           ----------

================================================================================

32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON          FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            TEXAS (1.3%)
  $ 3,505   Beaumont Multifamily Housing Finance
              Corp. (NBGA)                                        4.70%       12/15/2031   $    3,592
    5,250   Gateway Public Facility Corp. (NBGA)                  4.55         7/01/2034        5,672
    7,500   Matagorda County Navigation District No. 1            5.13         6/01/2030        7,665
    3,505   Montgomery County Housing Finance Corp. (NBGA)        4.85         6/01/2031        3,658
   15,000   North State Tollway Auth.                             6.00         1/01/2038       16,316
                                                                                           ----------
                                                                                               36,903
                                                                                           ----------
            WISCONSIN (0.4%)
    9,000   Madison                                               4.88        10/01/2027        9,670
                                                                                           ----------
            Total Put Bonds (cost: $193,837)                                                  205,965
                                                                                           ----------

            PERIODIC AUCTION RESET BONDS (0.1%)

            OKLAHOMA (0.1%)
    5,900   Tulsa County Industrial Auth., acquired
              7/20/2006; cost $5,900(d),(e)                       0.62         1/01/2039        2,360
                                                                                           ----------

            VARIABLE-RATE DEMAND NOTES (2.5%)

            CALIFORNIA (0.8%)
    5,000   Economic Recovery (LIQ)                               1.00         7/01/2023        5,000
   18,000   State (LIQ)                                           1.00         7/01/2023       18,000
                                                                                           ----------
                                                                                               23,000
                                                                                           ----------
            LOUISIANA (0.6%)
    6,000   Environmental Facilities and Community Dev. Auth.
              (LOC - Regions Bank)                                1.60         4/01/2035        6,000
   10,000   Public Facilities Auth. (LOC - Regions Bank)          1.60         3/01/2040       10,000
                                                                                           ----------
                                                                                               16,000
                                                                                           ----------
            MARYLAND (0.2%)
    5,200   Montgomery County (NBGA)(c)                           2.40        11/01/2020        5,200
                                                                                           ----------

            NORTH CAROLINA (0.4%)
   10,000   Charlotte-Mecklenberg Hospital Auth. (LIQ)            2.50         1/15/2037       10,000
                                                                                           ----------

            TENNESSEE (0.5%)
   15,000   Shelby County Health, Educational and Housing
              Facility (LOC - Regions Bank)                       1.60         5/01/2033       15,000
                                                                                           ----------
            Total Variable-Rate Demand Notes (cost: $69,200)                                   69,200
                                                                                           ----------

            TOTAL INVESTMENTS (COST: $2,687,417)                                           $2,730,560
                                                                                           ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------
                                        (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
                             FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
-------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                         $-          $2,453,035         $    -   $2,453,035
Put Bonds                                       -             205,965              -      205,965
Periodic Auction Reset Bonds                    -                   -          2,360        2,360
Variable-Rate Demand Notes                      -              69,200              -       69,200
-------------------------------------------------------------------------------------------------
Total                                          $-          $2,728,200         $2,360   $2,730,560
-------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-------------------------------------------------------------------------------------------------
                                                                                 PERIODIC AUCTION
                                                                                      RESET BONDS
-------------------------------------------------------------------------------------------------
Balance as of March 31, 2009                                                              $     -
Net realized gain (loss)                                                                        -
Change in net unrealized appreciation/depreciation                                         (3,540)
Net purchases (sales)                                                                           -
Transfers in and/or out of Level 3                                                          5,900
-------------------------------------------------------------------------------------------------
Balance as of September 30, 2009                                                          $ 2,360
-------------------------------------------------------------------------------------------------

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

   (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

   (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2009, was $4,933,000, which represented 0.2% of the Fund's net assets.

   (e) Security was fair valued at September 30, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,687,417)       $2,730,560
   Cash                                                                          28
   Receivables:
      Capital shares sold                                                     2,145
      Interest                                                               36,677
                                                                         ----------
         Total assets                                                     2,769,410
                                                                         ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                   945
      Dividends on capital shares                                             2,148
   Accrued management fees                                                      621
   Accrued transfer agent's fees                                                 12
   Other accrued expenses and payables                                           85
                                                                         ----------
         Total liabilities                                                    3,811
                                                                         ----------
            Net assets applicable to capital shares outstanding          $2,765,599
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $2,722,746
   Overdistribution of net investment income                                   (129)
   Accumulated net realized loss on investments                                (161)
   Net unrealized appreciation of investments                                43,143
                                                                         ----------
            Net assets applicable to capital shares outstanding          $2,765,599
                                                                         ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                              212,745
                                                                         ==========
   Net asset value, redemption price, and offering price per share       $    13.00
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                         $ 65,921
                                                                           --------
EXPENSES
   Management fees                                                            3,016
   Administration and servicing fees                                          1,916
   Transfer agent's fees                                                        485
   Custody and accounting fees                                                  184
   Postage                                                                       28
   Shareholder reporting fees                                                    18
   Trustees' fees                                                                 5
   Registration fees                                                             21
   Professional fees                                                             77
   Other                                                                         26
                                                                           --------
         Total expenses                                                       5,776
                                                                           --------
NET INVESTMENT INCOME                                                        60,145
                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                                (494)
      Affiliated transactions (Note 7)                                          354
   Change in net unrealized appreciation/depreciation                       233,559
                                                                           --------
         Net realized and unrealized gain                                   233,419
                                                                           --------
   Increase in net assets resulting from operations                        $293,564
                                                                           ========

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited), and year ended March 31, 2009

--------------------------------------------------------------------------------


                                                                   9/30/2009       3/31/2009
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                          $   60,145      $  122,006
   Net realized gain (loss) on investments                              (140)            906
   Change in net unrealized appreciation/depreciation of
      investments                                                    233,559        (160,707)
                                                                  --------------------------
      Increase (decrease) in net assets resulting
         from operations                                             293,564         (37,795)
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (60,176)       (122,006)
   Net realized gains                                                      -          (3,121)
                                                                  --------------------------
      Distributions to shareholders                                  (60,176)       (125,127)
                                                                  --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         190,989         270,947
   Reinvested dividends                                               47,291          97,684
   Cost of shares redeemed                                          (125,342)       (464,378)
                                                                  --------------------------
      Increase (decrease) in net assets from capital
         share transactions                                          112,938         (95,747)
                                                                  --------------------------
   Capital contribution from USAA Transfer Agency Company                  -              15
                                                                  --------------------------
   Net increase (decrease) in net assets                             346,326        (258,654)

NET ASSETS
   Beginning of period                                             2,419,273       2,677,927
                                                                  --------------------------
   End of period                                                  $2,765,599      $2,419,273
                                                                  ==========================
Overdistribution of net investment income:
   End of period                                                  $     (129)     $      (98)
                                                                  ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        15,414          22,152
   Shares issued for dividends reinvested                              3,806           8,081
   Shares redeemed                                                   (10,160)        (38,456)
                                                                  --------------------------
      Increase (decrease) in shares outstanding                        9,060          (8,223)
                                                                  ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, the Manager determined the market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level
   3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement,

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2009, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

I. SUBSEQUENT EVENTS -- Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are issued and are categorized as recognized or non-recognized for financial statement purposes. The Fund has evaluated subsequent events through November 17, 2009, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2009, the Fund paid CAPCO facility fees of $9,000, which represents 7.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2010, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended March 31, 2006, through March 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2009, were $161,753,000 and $96,182,000, respectively.

As of September 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2009, were $106,130,000 and $62,987,000, respectively, resulting in net unrealized appreciation of $43,143,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate Municipal Debt Funds Index over the performance period. The Lipper Intermediate

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   Municipal Debt Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
   -----------------------------------------------------------------------------
   +/- 0.20% to 0.50%                 +/- 0.04%
   +/- 0.51% to 1.00%                 +/- 0.05%
   +/- 1.01% and greater              +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the six-month period ended September 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $3,016,000, which included a (0.04%) performance adjustment of $(561,000).

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   assets. For the six-month period ended September 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,916,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2009, the Fund reimbursed the Manager $60,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $485,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                       COST TO     NET REALIZED
        SELLER                   PURCHASER            PURCHASER   GAIN TO SELLER
--------------------------------------------------------------------------------

USAA Tax Exempt           USAA Tax Exempt
  Intermediate-Term Fund    Short-Term Fund          $11,354,000     $354,000

USAA Tax Exempt           USAA Tax Exempt
  Short-Term Fund           Intermediate-Term Fund    18,473,000        3,000

(8) NEW ACCOUNTING PRONOUNCEMENT

   DERIVATIVES AND HEDGING -- In March 2008, the Financial Accounting Standards Board issued an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted the accounting standard on April 1, 2009; however, the Fund did not invest in any derivatives during the period from April 1, 2009, through September 30, 2009. Therefore, no disclosures have been made.

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                             ----------------------------------------------------------------------------------
                                   2009            2009          2008          2007           2006         2005
                             ----------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    11.88      $    12.64    $    13.17    $    13.07     $    13.16   $    13.42
                             ----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .29             .59           .56           .55            .55          .57
  Net realized and
    unrealized gain (loss)         1.12            (.74)         (.51)          .10           (.07)        (.24)
                             ----------------------------------------------------------------------------------
Total from investment
  operations                       1.41            (.15)          .05           .65            .48          .33
                             ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.29)           (.59)         (.56)         (.55)          (.55)        (.57)
  Realized capital gains              -            (.02)         (.02)         (.00)(a)       (.02)        (.02)
                             ----------------------------------------------------------------------------------
Total distributions                (.29)           (.61)         (.58)         (.55)          (.57)        (.59)
                             ----------------------------------------------------------------------------------
Net asset value at end
  of period                  $    13.00      $    11.88    $    12.64    $    13.17     $    13.07   $    13.16
                             ==================================================================================
Total return (%)*                 12.02           (1.22)          .44          5.10(b)        3.69         2.51
Net assets at end
  of period (000)            $2,765,599      $2,419,273    $2,677,927    $2,830,190     $2,782,611   $2,696,781
Ratios to average
  net assets:**
  Expenses (%)(c)                   .45(d)          .45           .51           .56(b)         .55          .55
  Net investment income (%)        4.70(d)         4.81          4.35          4.19           4.15         4.28
Portfolio turnover (%)                4              13            21            23             22           21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended September 30, 2009, average net assets were $2,550,801,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)       (.00%)(+)     (.01%)        (.00%)(+)      (.00%)(+)    (.00%)(+)
    + Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

EXPENSE EXAMPLE

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

50    | USAA Tax Exempt Intermediate-Term Fund

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                    BEGINNING             ENDING             DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE          APRIL 1, 2009 -
                                  APRIL 1, 2009     SEPTEMBER 30, 2009     SEPTEMBER 30, 2009
                                  -----------------------------------------------------------
Actual                              $1,000.00           $1,120.20                 $2.39

Hypothetical
  (5% return before expenses)        1,000.00            1,022.81                  2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 12.02% for the six-month period of April 1, 2009, through September 30, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

ADVISORY AGREEMENT

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information

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52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

                                                        ADVISORY AGREEMENT |  53

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services

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54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the same periods. The Board took into account management's discussion of the Fund's recent performance, including its improved more recent performance, and any actions taken with respect to the Fund.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust,

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds up to $2.3 billion in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                          USAA Investment Management Company
INVESTMENT ADVISER,                     P.O. Box 659453
UNDERWRITER, AND                        San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                             Under "Products & Services"
SELF-SERVICE 24/7                       click "Investments," then
AT USAA.COM                             "Mutual Funds"

OR CALL                                 Under "My Accounts" go to
(800) 531-USAA                          "Investments." View account balances,
        (8722)                          or click "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

      USAA
      9800 Fredericksburg Road                              --------------
      San Antonio, TX 78288                                    PRSRT STD
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   39594-1109                                (C)2009, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.